Comprehensive Income	9 Months Ended
Sep. 30, 2022
Statement of Comprehensive Income [Abstract]
Comprehensive Income
19. Comprehensive income
The accumulated balances for cash flow hedges in accumulated other comprehensive income/(loss) are as follows:

Cash flow hedges
Balance as of December 31, 2021	$(32,226)

Separation-related adjustment	32,226

Balance as of January 01, 2022	$—

Balances as of and June 30, 2022 and as of September 30, 2022	$—

Balance as of December 31, 2020	$45,438

Other comprehensive loss before reclassifications	(51,106)

Balance as of March 31, 2021	$(5,668)

Other comprehensive loss before reclassifications	50,195

Balance as of June 30, 2021	$44,527

Other comprehensive loss before reclassifications	(42,868)

Balance as of September 30, 2021	$1,659

The comprehensive income/(loss) amounts do not have tax effects.